Note 5	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Disclosure of earnings per share [text block]	Earnings per share
Basic and diluted earnings per share are calculated in accordance with the criteria established by IAS 33 "Earnings per share". For more information see Glossary.
The calculation of earnings per share is as follows:

Basic and Diluted Earnings per Share
	2024	2023	2022 ⁽³⁾
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	10,054	8,019	6,358
Adjustment: Additional Tier 1 securities ⁽¹⁾	(388)	(345)	(313)
Profit adjusted (millions of euros) (A)	9,666	7,675	6,045
Profit (loss) from continued operations (net of remuneration of Additional Tier 1 capital instruments)	9,666	7,675	6,045
Profit (loss) from discontinued operations (net of non-controlling interests) (B)	—	—	—
Denominator for basic earnings per share (number of shares outstanding)
Weighted average number of shares outstanding	5,793	5,988	6,424
Average treasury shares	(10)	(5)	(9)
Share buyback program ⁽²⁾	(13)	(28)	(225)
Adjusted number of shares - Basic earnings per share (C)	5,769	5,954	6,189
Adjusted number of shares - diluted earnings per share (D)	5,769	5,954	6,189
Earnings (losses) per share	1.68	1.29	0.98
Basic earnings (losses) per share from continuing operations (Euros per share) A-B/C	1.68	1.29	0.98
Diluted earnings (losses) per share from continuing operations (Euros per share) A-B/D	1.68	1.29	0.98
Basic earnings (losses) per share from discontinued operations (Euros per share) B/C	—	—	—
Diluted earnings (losses) per share from discontinued operations (Euros per share) B/D	—	—	—
(1) Remuneration in the year related to perpetual contingent convertible securities, recognized in equity (see Note 22.4).
(2) For the calculation of earnings per share, the average number of shares in a year takes into account the redemptions made in such year related to the share buyback programs announced (see Note 4).
(3) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

As of December 31, 2024, 2023 and 2022, there were no other financial instruments or share option commitments to employees that could potentially affect the calculation of the diluted earnings per share for the years presented. For this reason, basic and diluted earnings per share are the same.